Note 10 - Accounts Payable and Accrued Liabilities (Details Textual) - CAD ($)		Nov. 30, 2020	Nov. 30, 2019
Statement Line Items [Line Items]
Current trade payables	[1]	$ 923,197	$ 410,614
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Current trade payables		$ 314,123	$ 296,113

[1]	Trade payables at November 30, 2020 include $314,123 due to certain key management personnel for expenses incurred on behalf of the Company in November 2020 ( November 30, 2019 - $296,113). The Company settled this amount in December 2020.